Related Party Transactions (Tables)	3 Months Ended
Jun. 30, 2024
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Three Months Ended
	June 30, 2024	June 30, 2023

Salaries and Benefits (1)	$138,730	$113,235
Consulting fees (2)	141,250	85,000
Non-cash Options Vested (3)	291,914	451,692
Total	$571,894	$649,927